CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Short-term Investments (Details) $ in Thousands	Dec. 31, 2016 USD ($)
CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS
Available-for-sale securities	$ 479